Acquisitions and disposals - Vodafone Spain and Vantage Italy (Details) - EUR (€) € in Millions			12 Months Ended
	Dec. 31, 2024	May 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Acquisitions and disposals
Goodwill			€ (21,918)	€ (20,514)
Other intangible assets			(14,359)	(12,924)
Property, plant and equipment			(34,193)	(30,712)
Inventory			(596)	(617)
Trade and other receivables			(10,584)	(9,404)
Cash and cash equivalents			(8,982)	(11,001)
Borrowings			45,506	46,096
Trade and other payables			3,333	3,147
Provisions			1,261	1,430
Cash consideration received			(131)	11,221	€ (67)
Other investments			€ (6,770)	€ (7,424)
Vodafone Spain, Discontinued Operations [Member]
Acquisitions and disposals
Other intangible assets		€ (996)
Property, plant and equipment		(5,058)
Inventory		(40)
Trade and other receivables		(1,033)
Cash and cash equivalents		(91)
Current and deferred taxation		2
Borrowings		1,205
Trade and other payables		1,143
Provisions		181
Net assets disposed		(4,690)
Cash proceeds		3,669
Non-cash consideration (Zegona shares)		400
Other effects		66
Cash consideration received		4,069
Gains (losses) on disposals of investments		(148)
Other investments		(3)
cash received		400
Cash consideration		900
Non-cash consideration comprises an investment		€ 807
Vodafone Italy, Discontinued Operations [Member]
Acquisitions and disposals
Goodwill	€ (2,398)
Other intangible assets	(3,479)
Property, plant and equipment	(5,230)
Inventory	(122)
Trade and other receivables	(1,275)
Cash and cash equivalents	(64)
Current and deferred taxation	(144)
Borrowings	2,089
Trade and other payables	1,733
Provisions	181
Net assets disposed	(8,674)
Cash proceeds	7,707
Other effects	(166)
Cash consideration received	7,885
Gains (losses) on disposals of investments	(1,133)
cash received	€ 178